FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity risk (Details) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Carrying value
Trade payables and payables to merchants	₺ 25,879,493	₺ 19,599,492
Lease liabilities	1,829,274	1,299,459
Bank borrowings	596,550	2,202,507
Wallet deposits	261,187	232,474
Due to related parties		16,939
Total	28,566,504	23,350,871
Contractual undiscounted cash flow
Trade payables and payables to merchants	26,166,334	19,949,685
Lease liabilities	2,844,635	2,309,756
Bank borrowings	596,550	2,347,284
Wallet deposits	261,187	232,474
Due to related parties		16,939
Total	29,868,706	24,856,138
Up to 3 months
Contractual undiscounted cash flow
Trade payables and payables to merchants	25,648,274	18,432,602
Lease liabilities	343,991	217,535
Bank borrowings	596,550	2,258,673
Wallet deposits	261,187	232,474
Due to related parties		16,939
Total	26,850,002	21,158,223
3 - 12 months
Contractual undiscounted cash flow
Trade payables and payables to merchants	518,060	1,517,083
Lease liabilities	923,834	605,033
Bank borrowings		88,611
Total	1,441,894	2,210,727
1 - 5 years
Contractual undiscounted cash flow
Lease liabilities	1,576,810	1,487,188
Total	₺ 1,576,810	₺ 1,487,188